Eventide High Dividend ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.3%
Consumer Discretionary — 6.7%
17,438	Home Depot, Inc. (The)	$6,532,100
16,310	Lowe’s Cos, Inc.	4,355,749
,2.46%		10,887,849

Energy — 23.4%
32,104	Baker Hughes Co., Class A	1,799,108
33,692	ConocoPhillips	3,511,717
10,183	Diamondback Energy, Inc.	1,669,503
103,134	Enbridge, Inc.	5,037,065
13,704	EQT Corp.	791,132
41,056	Exxon Mobil Corp.	5,805,318
91,772	Halliburton Co.	3,076,198
21,637	ONEOK, Inc.	1,713,434
17,899	Targa Resources Corp.	3,597,341
54,788	TC Energy Corp.	3,214,412
10,102	Valero Energy Corp.	1,832,806
83,597	Williams Cos., Inc. (The)	5,622,734
,1.64%		37,670,768

Financials — 14.4%
13,276	American Express Co	4,675,409
327,485	Huntington Bancshares, Inc.	5,724,437
51,441	Nasdaq, Inc.	4,984,119
155,045	Regions Financial Corp.	4,418,783
6,356	S&P Global, Inc.	3,354,633
,0.93%		23,157,381

Health Care — 11.3%
19,274	Amgen, Inc.	6,589,395
53,987	Medtronic plc	5,558,502
113,754	Royalty Pharma plc, Class A	4,741,267
4,052	Stryker Corp.	1,497,457
,2.78%		18,386,621

Industrials — 8.5%
6,079	Caterpillar, Inc.	3,996,091
60,656	Fastenal Co.	2,630,044
4,652	GE Vernova, Inc.	3,379,073
1,691	Quanta Services, Inc.	802,599
6,923	Trane Technologies plc	2,911,675
,0.89%		13,719,482

Information Technology — 10.4%
7,932	Broadcom, Inc.	2,627,872
13,705	Dell Technologies, Inc., Class C	1,568,400
2,044	KLA Corp.	2,918,709
12,278	Lam Research Corp.	2,866,422
7,509	Micron Technology, Inc.	3,115,334
1,825	Seagate Technology Holdings plc	744,034
9,439	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,120,156
,0.73%		16,960,927

Materials — 1.0%
41,611	International Paper Co.	1,677,756
,4.59%		1,677,756

Real Estate — 6.5%
9,511	American Tower Corp.	1,705,132
Shares		Value
Common Stocks — 99.3% (Continued)
Real Estate — 6.5% (Continued)
66,900	Prologis, Inc.	$8,734,464
,3.79%		10,439,596

Utilities — 17.1%
10,559	American Electric Power Co, Inc.	1,264,704
8,282	Constellation Energy Corp.	2,324,592
32,836	Duke Energy Corp.	3,984,649
75,158	Entergy Corp.	7,206,900
36,764	NextEra Energy, Inc.	3,231,556
36,259	Southern Co. (The)	3,238,291
14,950	Vistra Corp.	2,367,333
33,294	WEC Energy Group, Inc.	3,684,647
,3.12%		27,302,672

Total Common Stocks (Cost $140,677,151)		$160,203,052

Total Investments — 99.3%
(Cost $140,677,151)		$160,203,052
Net other assets (liabilities) — 0.7%		1,172,206

Net Assets — 100.0%		$161,375,258

ADR — American Depositary Receipt
PLC — Public Limited Company
S&P — Standard and Poor’s

Eventide International ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 94.3%
Australia — 7.6%
Commercial Services & Supplies — 0.5%
1,596	Brambles, Ltd.	$25,045

Ground Transportation — 1.3%
23,058	Aurizon Holdings, Ltd.	59,606

Health Care Equipment & Supplies — 1.3%
315	Cochlear, Ltd.	59,383

Interactive Media & Services — 1.1%
3,598	SEEK, Ltd.	52,857

Oil, Gas & Consumable Fuels — 2.9%
13,580	Santos, Ltd.	66,690
3,591	Woodside Energy Group, Ltd. ADR	63,273
,3.38%		129,963

Professional Services — 0.3%
665	Computershare, Ltd.	15,238

Transportation Infrastructure — 0.2%
721	Transurban Group	7,046

		349,138

Belgium — 1.5%
Electric Utilities — 1.5%
462	Elia Group SA/NV, Class B	67,219
		67,219

Canada — 5.0%
Automobile Components — 0.3%
231	Magna International, Inc.	11,813

Biotechnology — 0.1%
287	Aurinia Pharmaceuticals, Inc.†	4,170

Commercial Services & Supplies — 0.1%
28	Waste Connections, Inc.	4,693

Ground Transportation — 0.1%
63	Canadian Pacific Kansas City, Ltd.	4,683

Insurance — 0.7%
637	Power Corp. of Canada	32,303

IT Services — 0.1%
28	Shopify, Inc., Class A†	3,674

Oil, Gas & Consumable Fuels — 3.3%
1,631	Canadian Natural Resources, Ltd.	60,981
609	Pembina Pipeline Corp.	25,446
707	TC Energy Corp.	41,684
525	Tourmaline Oil Corp.	24,983
,4.64%		153,094

Paper & Forest Products — 0.1%
77	West Fraser Timber Co., Ltd.	5,288

Software — 0.1%
49	Descartes Systems Group, Inc. (The)†	3,680
Shares		Value
Common Stocks — 94.3% — (Continued)
Canada — 5.0% — (Continued)
Trading Companies & Distributors — 0.1%
84	Finning International, Inc.	$5,297

		228,695

Denmark — 2.7%
Biotechnology — 0.9%
175	Ascendis Pharma A/S ADR†	39,568

Health Care Equipment & Supplies — 1.8%
623	Coloplast A/S, Class B	53,197
875	Demant A/S†	30,722
,4.29%		83,919
		123,487

Finland — 2.5%
Insurance — 1.2%
4,970	Sampo Oyj, Class A	55,578

Machinery — 1.3%
833	Kone Oyj, Class B	60,074
		115,652

France — 1.5%
Biotechnology — 0.2%
70	Abivax SA ADR†	7,781

Pharmaceuticals — 1.3%
378	Ipsen SA	61,877
		69,658

Germany — 7.1%
Biotechnology — 1.2%
490	BioNTech SE ADR†	55,738

Insurance — 1.1%
182	Hannover Rueck SE	51,704

IT Services — 1.2%
1,064	Bechtle AG	55,492

Machinery — 1.1%
700	KION Group AG	49,716

Real Estate Management & Development — 1.2%
756	LEG Immobilien SE	54,682

Software — 1.3%
56	Nemetschek SE	4,927
273	SAP SE ADR	54,884
,0.74%		59,811
		327,143

Eventide International ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 94.3% — (Continued)
India — 1.5%
Banks — 1.5%
2,093	HDFC Bank, Ltd. ADR	$67,771
		67,771

Ireland — 1.3%
Trading Companies & Distributors — 1.3%
406	AerCap Holdings NV	58,326
		58,326

Israel — 0.6%
Software — 0.6%
273	Nice, Ltd. ADR†	29,050
		29,050

Italy — 3.5%
Electric Utilities — 1.2%
5,537	Terna - Rete Elettrica Nazionale	60,114

Financial Services — 1.1%
11,452	Nexi SpA	49,114

Pharmaceuticals — 1.2%
980	Recordati Industria Chimica e Farmaceutica SpA	54,026
		163,254

Japan — 17.7%
Air Freight & Logistics — 0.3%
700	NIPPON EXPRESS HOLDINGS, Inc.	15,914

Automobiles — 1.2%
3,500	Isuzu Motors, Ltd.	56,382

Banks — 1.2%
6,300	Yokohama Financial Group, Inc.	57,340

Building Products — 0.5%
700	TOTO, Ltd.	22,058

Chemicals — 0.9%
1,400	Nippon Sanso Holdings Corp.	42,546

Electronic Equipment, Instruments & Components — 0.9%
2,100	Murata Manufacturing Co., Ltd.	42,692

Health Care Equipment & Supplies — 0.1%
700	Sysmex Corp.	6,657

Health Care Technology — 0.9%
3,500	M3, Inc.	43,347

Household Durables — 2.2%
2,100	Rinnai Corp.	55,257
2,100	Sekisui House, Ltd.	46,803
,2.22%		102,060

Insurance — 2.5%
7,000	Dai-ichi Life Holdings, Inc.	61,373
Shares		Value
Common Stocks — 94.3% — (Continued)
Japan — 17.7% — (Continued)
Insurance — 2.5% — (Continued)
2,100	T&D Holdings, Inc.	$51,771
,3.18%		113,144

IT Services — 1.0%
700	Obic Co., Ltd.	19,499
700	SCSK Corp.	25,702
,1.75%		45,201

Machinery — 1.6%
700	Daifuku Co., Ltd.	25,130
1,400	Makita Corp.	48,564
,1.37%		73,694

Pharmaceuticals — 0.5%
700	Nippon Shinyaku Co., Ltd.	23,406

Semiconductors & Semiconductor Equipment — 2.7%
3,500	Renesas Electronics Corp.†	58,447
3,500	Rohm Co., Ltd.	61,123
,1.09%		119,570

Specialty Retail — 1.2%
4,900	USS Co., Ltd.	54,222
		818,233

Mexico — 1.4%
Banks — 1.4%
1,155	Grupo Financiero Banorte SAB de CV ADR	65,050
		65,050

Netherlands — 4.4%
Biotechnology — 1.1%
49	Argenx SE ADR†	41,185
350	uniQure NV†	7,952
		49,137

Semiconductors & Semiconductor Equipment — 3.2%
14	ASM International NV	11,822
63	ASML Holding NV	89,649
203	NXP Semiconductors NV	45,906
,0.42%		147,377

Software — 0.1%
49	Nebius Group NV, Class A†	4,174

		200,688

New Zealand — 1.8%
Health Care Equipment & Supplies — 0.4%
861	Fisher & Paykel Healthcare Corp., Ltd.	20,263

Independent Power and Renewable Electricity Producers — 1.3%
17,248	Meridian Energy, Ltd.	58,943

Eventide International ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 94.3% — (Continued)
New Zealand — 1.8%— (Continued)
Software — 0.1%
63	Xero, Ltd.†	$4,138
		83,344

Norway — 1.2%
Insurance — 1.2%
1,932	Gjensidige Forsikring ASA	55,108
		55,108

Singapore — 6.0%
Banks — 1.3%
1,400	DBS Group Holdings, Ltd.	65,312

Capital Markets — 1.3%
4,200	Singapore Exchange, Ltd.	58,350

Electronic Equipment, Instruments & Components — 1.2%
4,200	Venture Corp., Ltd.	54,113

Industrial REITs — 1.3%
54,600	Mapletree Logistics Trust	58,085

Semiconductors & Semiconductor Equipment — 0.9%
700	Kulicke & Soffa Industries, Inc.	40,131
		275,991

Spain — 1.2%
Electric Utilities — 1.2%
3,164	Redeia Corp. SA	54,918
		54,918

Sweden — 5.1%
Automobile Components — 1.2%
448	Autoliv, Inc.	54,316

Building Products — 2.3%
1,540	Assa Abloy AB, Class B	62,611
11,914	Nibe Industrier AB, Class B	45,894
,1.64%		108,505

Machinery — 1.6%
3,570	Atlas Copco AB, Class A	74,104
		236,925

Switzerland — 5.6%
Automobile Components — 0.5%
1,365	Garrett Motion, Inc.	24,625

Building Products — 0.9%
56	Geberit AG, Registered Shares	42,877

Electrical Equipment — 1.8%
945	ABB, Ltd., Registered Shares	81,804
Shares		Value
Common Stocks — 94.3% — (Continued)
Switzerland — 5.6% — (Continued)
Machinery — 1.3%
154	Schindler Holding AG	$59,636

Textiles, Apparel & Luxury Goods — 1.1%
1,099	On Holding AG, Class A†	49,730
		258,672

Taiwan, Province of China — 4.8%
Semiconductors & Semiconductor Equipment — 4.8%
672	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	222,136
		222,136

United Kingdom — 8.7%
Electric Utilities — 1.4%
2,107	SSE plc	70,027

Electronic Equipment, Instruments & Components — 1.3%
1,211	Halma plc	58,894

Energy Equipment & Services — 1.2%
1,001	TechnipFMC plc	55,776

Financial Services — 1.4%
4,830	Wise plc, Class A†	62,501

Machinery — 1.3%
602	Spirax Group plc	60,016

Professional Services — 1.1%
1,421	RELX plc	50,290

Semiconductors & Semiconductor Equipment — 0.3%
133	ARM Holdings plc ADR†	14,013

Software — 0.1%
462	Sage Group plc (The)	6,070

Trading Companies & Distributors — 0.6%
399	Ashtead Group plc	25,663
		403,250

United States — 1.6%
Biotechnology — 1.6%
182	BeOne Medicines, Ltd. ADR†	61,949
721	Legend Biotech Corp. ADR†	12,618
		74,567
		74,567

Total Common Stocks (Cost $4,152,690)		$4,348,275

Total Investments — 94.3%
(Cost $4,152,690)		$4,348,275
Net other assets (liabilities) — 5.7%		262,698

Net Assets — 100.0%		$4,610,973

Eventide International ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

A/S — Aksjeselskap (Danish/Norwegian limited liability company)
ADR — American Depositary Receipt
AG — Aktiengesellschaft (German stock company)
ASA — Allmennaksjeselskap (Norwegian public limited company)
NV — Naamloze Vennootschap (Dutch stock company)
Oyj — Julkinen Osakeyhtiö (Finnish public limited company)
PLC — Public Limited Company
SA — Societe Anonyme (French public limited company)
SE — Societas Europaea (European public limited company)
SpA — Societa per Azioni (Italian joint stock company)
†	Non-income producing security

Eventide Large Cap Growth ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 96.5%
Communication Services — 0.2%
688	Trade Desk, Inc. (The), Class A†	$20,867
		20,867

Consumer Discretionary — 8.6%
302	Aptiv plc†	22,877
1,290	Chewy, Inc., Class A†	37,552
430	Deckers Outdoor Corp.†	51,316
43	Garmin, Ltd.	8,671
731	Home Depot, Inc. (The)	273,825
1,032	Lowe’s Cos, Inc.	275,607
43	Magna International, Inc.	2,199
2,623	O’Reilly Automotive, Inc.†	258,129
		930,176

Energy — 0.1%
44	Exxon Mobil Corp.	6,222
,2.83%		6,222

Financials — 13.1%
860	American Express Co	302,867
344	Arthur J. Gallagher & Co.	85,783
431	Houlihan Lokey, Inc., Class A	72,546
1,204	Huntington Bancshares, Inc.	21,045
560	Moody’s Corp.	288,714
1,333	Nasdaq, Inc.	129,154
560	Progressive Corp. (The)	116,480
129	Regions Financial Corp.	3,677
602	S&P Global, Inc.	317,729
1,935	SoFi Technologies, Inc.†	44,137
1,205	Toast, Inc., Class A†	37,488
,0.93%		1,419,620

Health Care — 7.8%
2,021	Boston Scientific Corp.†	189,024
516	Doximity, Inc., Class A†	19,335
259	Eli Lilly & Co.	268,622
86	GeneDx Holdings Corp., Class A†	8,278
259	Intuitive Surgical, Inc.†	130,593
516	Stryker Corp.	190,693
173	Veeva Systems, Inc., Class A†	35,278
		841,823

Industrials — 17.4%
646	Automatic Data Processing, Inc.	159,445
173	Builders FirstSource, Inc.†	19,791
645	Caterpillar, Inc.	423,998
2,064	Copart, Inc.†	83,757
1,118	Fastenal Co.	48,476
344	Ferguson Enterprises, Inc.	86,847
216	GE Vernova, Inc.	156,895
517	Illinois Tool Works, Inc.	135,071
258	Paycom Software, Inc.	34,766
87	Quanta Services, Inc.	41,293
172	RB Global, Inc.	19,534
130	Rockwell Automation, Inc.	54,815
517	Thomson Reuters Corp.	57,196
387	Trane Technologies plc	162,764
817	Union Pacific Corp.	192,077
860	Waste Management, Inc.	191,127
,2.56%		1,867,852
Shares		Value
Common Stocks — 96.5% - (Continued)
Information Technology — 43.3%
688	Advanced Micro Devices, Inc.†	$162,870
1,806	Arista Networks, Inc.†	255,982
1,462	Broadcom, Inc.	484,361
688	Cadence Design Systems, Inc.†	203,895
817	Ciena Corp.†	205,729
388	Credo Technology Group Holding, Ltd.†	48,609
301	Crowdstrike Holdings, Inc., Class A†	132,863
387	Datadog, Inc., Class A†	50,047
602	Dell Technologies, Inc., Class C	68,893
688	Docusign, Inc., Class A†	36,148
646	Dynatrace, Inc.†	24,606
474	Flex, Ltd.†	29,881
1,075	Fortinet, Inc.†	87,355
172	Guidewire Software, Inc.†	24,211
43	HubSpot, Inc.†	12,040
387	Intuit, Inc.	193,081
44	KLA Corp.	62,829
1,118	Lam Research Corp.	261,008
172	Manhattan Associates, Inc.†	25,974
258	Micron Technology, Inc.	107,039
559	Motorola Solutions, Inc.	225,020
387	Nutanix, Inc., Class A†	15,221
6,106	NVIDIA Corp.	1,167,039
431	Okta, Inc., Class A†	36,411
1,032	Palo Alto Networks, Inc.†	182,632
43	Roper Technologies, Inc.	15,963
130	Rubrik, Inc., Class A†	7,274
173	SAP SE ADR	34,780
129	Seagate Technology Holdings plc	52,592
1,295	ServiceNow, Inc.†	151,528
302	Shopify, Inc., Class A†	39,631
259	Snowflake, Inc., Class A†	49,909
301	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	99,499
344	Workday, Inc., Class A†	60,417
344	Zscaler, Inc.†	68,803
		4,684,140

Materials — 3.4%
474	Ecolab, Inc.	133,663
302	Linde plc	138,005
258	Sherwin-Williams Co. (The)	91,497
,0.95%		363,165

Real Estate — 0.9%
732	Prologis, Inc.	95,570
,3.09%		95,570

Utilities — 1.7%
173	Constellation Energy Corp.	48,558
602	NextEra Energy, Inc.	52,915
173	NRG Energy, Inc.	26,405
44	Talen Energy Corp.†	15,328
215	Vistra Corp.	34,045
,0.55%		177,251

Eventide Large Cap Growth ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares	Value
Total Common Stocks (Cost $10,374,626)	$10,406,686

Total Investments — 96.5%
(Cost $10,374,626)	$10,406,686
Net other assets (liabilities) — 3.5%	381,026

Net Assets — 100.0%	$10,787,712

ADR — American Depositary Receipt
PLC — Public Limited Company
S&P — Standard and Poor’s
SE — Societas Europaea (European Company)
†	Non-income producing security

Eventide Large Cap Value ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 97.8%
Consumer Discretionary — 8.6%
69	Aptiv plc†	$5,227
162	D.R. Horton, Inc.	24,112
147	Garmin, Ltd.	29,641
158	Home Depot, Inc. (The)	59,185
192	Lowe’s Cos, Inc.	51,276
247	O’Reilly Automotive, Inc.†	24,307
104	PulteGroup, Inc.	13,009
		206,757

Consumer Staples — 0.9%
842	Kenvue, Inc.	14,651
105	McCormick & Co., Inc.	6,492
,4.74%		21,143

Energy — 11.7%
24	Cheniere Energy, Inc.	5,076
549	ConocoPhillips	57,223
99	Coterra Energy, Inc.	2,856
72	Devon Energy Corp.	2,895
72	Diamondback Energy, Inc.	11,804
294	EOG Resources, Inc.	32,967
45	Expand Energy Corp.	5,058
878	Exxon Mobil Corp.	124,150
230	ONEOK, Inc.	18,214
321	Williams Cos., Inc. (The)	21,590
,0.97%		281,833

Financials — 17.7%
282	Aflac, Inc.	31,288
87	American Express Co	30,639
290	Arch Capital Group, Ltd.†	27,852
77	Arthur J. Gallagher & Co.	19,201
276	Brown & Brown, Inc.	19,900
148	Cincinnati Financial Corp.	23,812
104	East West Bancorp, Inc.	11,902
571	Fifth Third Bancorp	28,675
383	First Horizon Corp.	9,380
140	Global Payments, Inc.	10,044
1,513	Huntington Bancshares, Inc.	26,447
68	Moody’s Corp.	35,058
24	MSCI, Inc., Class A	14,621
239	Nasdaq, Inc.	23,157
24	Pinnacle Financial Partners, Inc.	2,282
162	Progressive Corp. (The)	33,696
954	Regions Financial Corp.	27,189
36	Reinsurance Group of America, Inc.	7,299
68	S&P Global, Inc.	35,889
24	Tradeweb Markets, Inc., Class A	2,474
,2.09%		420,805

Health Care — 12.8%
15	Alnylam Pharmaceuticals, Inc.†	5,071
158	Amgen, Inc.	54,016
293	Boston Scientific Corp.†	27,404
40	Cytokinetics, Inc.†	2,528
50	Edwards Lifesciences Corp.†	4,068
24	Eli Lilly & Co.	24,891
24	Encompass Health Corp.	2,269
24	Exact Sciences Corp.†	2,456
36	ICON plc†	6,489
Shares		Value
Common Stocks — 97.8% — (Continued)
Health Care — 12.8% — (Continued)
15	IDEXX Laboratories, Inc.†	$10,057
95	Incyte Corp.†	9,507
40	Insmed, Inc.†	6,275
24	Intuitive Surgical, Inc.†	12,101
500	Medtronic plc	51,480
33	PTC Therapeutics, Inc.†	2,492
351	Royalty Pharma plc, Class A	14,630
15	STERIS plc	3,939
99	Stryker Corp.	36,587
59	Vaxcyte, Inc.†	3,161
15	Veeva Systems, Inc., Class A†	3,059
172	Zoetis, Inc., Class A	21,469
		303,949

Industrials — 14.3%
132	Automatic Data Processing, Inc.	32,580
27	Builders FirstSource, Inc.†	3,089
59	Caterpillar, Inc.	38,784
129	Copart, Inc.†	5,235
139	Emerson Electric Co.	20,427
59	Expeditors International of Washington, Inc.	9,472
357	Fastenal Co.	15,479
41	Ferguson Enterprises, Inc.	10,351
96	Illinois Tool Works, Inc.	25,081
18	JB Hunt Transport Services, Inc.	3,649
40	nVent Electric plc	4,490
24	Old Dominion Freight Line, Inc.	4,157
222	Otis Worldwide Corp.	18,963
135	Paychex, Inc.	13,923
15	Quanta Services, Inc.	7,119
104	Republic Services, Inc., Class A	22,369
42	Rollins, Inc.	2,660
41	Trane Technologies plc	17,244
203	Union Pacific Corp.	47,725
33	Verisk Analytics, Inc., Class A	7,176
141	Waste Management, Inc.	31,336
,2.56%		341,309

Information Technology — 9.8%
27	Advanced Micro Devices, Inc.†	6,392
50	Arista Networks, Inc.†	7,087
41	Broadcom, Inc.	13,583
82	Dell Technologies, Inc., Class C	9,384
279	Flex, Ltd.†	17,588
33	Fortinet, Inc.†	2,682
18	Intuit, Inc.	8,981
15	KLA Corp.	21,419
73	Lam Research Corp.	17,043
155	Micron Technology, Inc.	64,307
33	Motorola Solutions, Inc.	13,284
24	NetApp, Inc.	2,312
119	NVIDIA Corp.	22,744
41	Palo Alto Networks, Inc.†	7,256
9	Roper Technologies, Inc.	3,341
78	ServiceNow, Inc.†	9,126
19	Snowflake, Inc., Class A†	3,661
15	Workday, Inc., Class A†	2,634
		232,824

Eventide Large Cap Value ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 97.8% — (Continued)
Materials — 7.9%
103	Air Products and Chemicals, Inc.	$28,068
121	Ecolab, Inc.	34,121
247	International Paper Co.	9,959
87	Linde plc	39,757
24	Packaging Corp. of America	5,341
122	PPG Industries, Inc.	14,107
94	Sherwin-Williams Co. (The)	33,336
60	Steel Dynamics, Inc.	10,774
41	Vulcan Materials Co.	12,322
,2.63%		187,785

Real Estate — 3.2%
144	American Tower Corp.	25,816
15	AvalonBay Communities, Inc.	2,665
42	CBRE Group, Inc., Class A†	7,154
45	Equity Residential	2,804
299	Prologis, Inc.	39,037
,3.79%		77,476

Utilities — 10.9%
261	American Electric Power Co, Inc.	31,261
60	American Water Works Co., Inc.	7,748
193	Consolidated Edison, Inc.	20,580
14	Constellation Energy Corp.	3,930
481	Dominion Energy, Inc.	28,941
396	Duke Energy Corp.	48,055
77	Entergy Corp.	7,384
480	NextEra Energy, Inc.	42,192
121	Public Service Enterprise Group, Inc.	9,966
182	Sempra	15,836
499	Southern Co. (The)	44,566
,3.12%		260,459

Total Common Stocks (Cost $2,211,718)		$2,334,340

Total Investments — 97.8%
(Cost $2,211,718)		$2,334,340
Net other assets (liabilities) — 2.2%		51,560

Net Assets — 100.0%		$2,385,900

PLC — Public Limited Company
S&P — Standard and Poor’s
†	Non-income producing security

Eventide Small Cap ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.1%
Communication Services — 1.0%
1,541	Cargurus, Inc., Class A†	$49,929
1,273	Cogent Communications Holdings, Inc.	30,934
4,422	DoubleVerify Holdings, Inc.†	47,846
201	Ibotta, Inc., Class A†	4,153
2,814	MediaAlpha, Inc., Class A†	28,787
3,149	Uniti Group, Inc.†	26,200
		187,849

Consumer Discretionary — 9.2%
402	Asbury Automotive Group, Inc.†	94,273
1,206	Beazer Homes USA, Inc.†	26,013
1,005	Cava Group, Inc.†	60,923
268	Century Communities, Inc.	16,879
469	Champion Homes, Inc.†	36,760
469	Cooper-Standard Holdings, Inc.†	14,713
7,906	Coursera, Inc.†	47,910
4,690	Dana, Inc.	135,540
2,345	Driven Brands Holdings, Inc.†	36,465
4,288	EVgo, Inc., Class A†	12,907
402	Floor & Decor Holdings, Inc., Class A†	26,516
1,206	Frontdoor, Inc.†	71,287
804	Gentherm, Inc.†	25,696
134	Group 1 Automotive, Inc.	47,471
1,273	Helen of Troy, Ltd.†	21,081
134	Hovnanian Enterprises, Inc., Class A†	15,095
1,273	KB Home	73,249
402	LGI Homes, Inc.†	20,144
1,742	Lincoln Educational Services Corp.†	46,442
201	Lithia Motors, Inc., Class A	65,011
536	Patrick Industries, Inc.	67,627
201	Pool Corp.	51,072
4,087	QuantumScape Corp., Class A†	36,170
1,675	Savers Value Village, Inc.†	17,353
7,571	Solid Power, Inc.†	33,918
871	Sonic Automotive, Inc., Class A	52,225
3,618	Sonos, Inc.†	51,918
1,005	Strategic Education, Inc.	85,444
603	Stride, Inc.†	51,014
469	Thor Industries, Inc.	52,467
1,474	ThredUp, Inc., Class A†	7,488
6,633	Udemy, Inc.†	31,905
2,211	Universal Technical Institute, Inc.†	61,532
737	Visteon Corp.	66,964
1,407	Warby Parker, Inc., Class A†	35,893
1,072	YETI Holdings, Inc.†	49,001
		1,646,366

Consumer Staples — 0.9%
670	BellRing Brands, Inc.†	16,663
1,072	Lamb Weston Holdings, Inc.	49,237
938	Vita Coco Co., Inc. (The)†	50,042
1,206	Vital Farms, Inc.†	34,311
		150,253

Energy — 2.9%
5,360	Antero Midstream Corp.	100,875
2,278	Antero Resources Corp.†	82,851
5,159	Archrock, Inc.	152,655
536	Devon Energy Corp.	21,553
804	DT Midstream, Inc.	101,320
Shares		Value
Common Stocks — 98.1% — (Continued)
Energy — 2.9% — (Continued)
1,541	Kinetik Holdings, Inc., Class A	$63,042
,4.78%		522,296

Financials — 19.7%
2,545	Amerant Bancorp, Inc., Class A	55,227
1,139	American Coastal Insurance Corp.	12,586
4,824	Associated Bancorp	131,502
2,345	BankUnited, Inc.	111,317
2,746	Beacon Financial Corp.	77,849
12,127	Capitol Federal Financial, Inc.	88,285
1,742	Central Pacific Financial Corp.	56,737
4,287	Columbia Financial, Inc.†	69,749
1,876	ConnectOne Bancorp, Inc.	49,939
2,947	CVB Financial Corp.	58,085
2,278	Dime Community Bancshares, Inc.	77,498
2,211	Donegal Group, Inc., Class A	41,279
3,685	Eastern Bankshares, Inc.	75,487
2,546	Enact Holdings, Inc.	101,255
737	Financial Institutions, Inc.	24,277
4,355	First Horizon Corp.	106,654
2,747	Flywire Corp.†	34,612
7,571	FNB Corp.	132,871
6,834	Genworth Financial, Inc., Class A†	56,996
469	Goosehead Insurance, Inc., Class A†	29,003
2,010	HA Sustainable Infrastructure Capital, Inc.	69,164
134	HCI Group, Inc.	21,262
3,082	Heritage Financial Corp.	79,546
469	Hippo Holdings, Inc.†	13,976
3,685	Horizon Bancorp, Inc.	64,930
1,206	Independent Bank Corp.	97,421
402	Jack Henry & Associates, Inc.	72,042
938	Lemonade, Inc.†	81,353
670	LendingTree, Inc.†	37,962
1,541	Live Oak Bancshares, Inc.	61,578
1,005	Mercury General Corp.	88,028
335	MGIC Investment Corp.	9,018
1,474	NCR Atleos Corp.†	54,980
3,216	NerdWallet, Inc., Class A†	38,785
4,355	Northwest Bancshares, Inc.	56,092
402	Palomar Holdings, Inc.†	49,683
7,504	Payoneer Global, Inc.†	47,951
469	PennyMac Financial Services, Inc.	46,862
737	Pinnacle Financial Partners, Inc.	70,081
3,350	Priority Technology Holdings, Inc.†	19,799
3,551	Remitly Global, Inc.†	46,944
1,407	RLI Corp.	82,211
201	Root, Inc., Class A†	12,488
2,211	Seacoast Banking Corp. of Florida	73,936
1,005	Selective Insurance Group, Inc.	84,500
670	Shift4 Payments, Inc., Class A†	39,557
2,613	Shore Bancshares, Inc.	49,569
5,494	Simmons First National Corp., Class A	111,693
938	Skyward Specialty Insurance Group, Inc.†	41,854
2,612	Southside Bancshares, Inc.	84,080
7,503	TFS Financial Corp.	105,605
871	Trupanion, Inc.†	27,863
1,005	Universal Insurance Holdings, Inc.	30,602
1,742	Univest Financial Corp.	57,730
11,389	UWM Holdings Corp.	55,920
737	Walker & Dunlop, Inc.	46,350

Eventide Small Cap ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.1%- (Continued)
Financials — 19.7% — (Continued)
3,216	WesBanco, Inc.	$113,493
,1.66%		3,536,116

Health Care — 20.4%
3,819	AdaptHealth Corp., Class A†	38,381
2,010	Adaptive Biotechnologies Corp.†	37,185
2,077	Alignment Healthcare, Inc.†	46,795
2,947	Alphatec Holdings, Inc.†	43,704
1,206	Amylyx Pharmaceuticals, Inc.†	17,234
938	AnaptysBio, Inc.†	44,471
6,498	Ardelyx, Inc.†	49,970
1,139	ARS Pharmaceuticals, Inc.†	11,379
1,273	Artivion, Inc.†	51,900
2,278	Arvinas, Inc.†	30,480
1,407	Avidity Biosciences, Inc.†	102,105
1,675	Axogen, Inc.†	58,374
536	Axsome Therapeutics, Inc.†	98,758
1,206	Beam Therapeutics, Inc.†	33,310
3,149	BioCryst Pharmaceuticals, Inc.†	20,720
1,139	Bruker Corp.	50,446
1,876	Celcuity, Inc.†	205,271
737	CG oncology, Inc.†	38,361
2,278	Cogent Biosciences, Inc.†	81,803
1,206	Collegium Pharmaceutical, Inc.†	55,380
670	CONMED Corp.	25,721
938	Cytokinetics, Inc.†	59,272
5,226	Definitive Healthcare Corp., Class A†	12,124
268	Disc Medicine, Inc., Class A†	20,722
3,417	Dynavax Technologies Corp.†	52,912
1,943	Dyne Therapeutics, Inc.†	34,760
2,947	Embecta Corp.	31,268
1,072	Enliven Therapeutics, Inc.†	28,354
2,077	Enovis Corp.†	45,777
3,417	Envista Holdings Corp.†	80,197
2,948	Evolent Health, Inc., Class A†	9,463
603	Exact Sciences Corp.†	61,711
134	GeneDx Holdings Corp., Class A†	12,899
26,465	Geron Corp.†	36,257
5,628	Gossamer Bio, Inc.†	12,832
536	GRAIL, Inc.†	52,432
1,072	Guardant Health, Inc.†	122,250
737	Harmony Biosciences Holdings, Inc.†	26,915
2,612	HealthStream, Inc.	58,222
2,211	Integra LifeSciences Holdings Corp.†	24,631
469	IRhythm Holdings, Inc.†	72,465
603	Janux Therapeutics, Inc.†	8,267
536	Kestra Medical Technologies, Ltd.†	13,223
1,005	Kodiak Sciences, Inc.†	22,884
4,891	Kura Oncology, Inc.†	39,715
737	Kymera Therapeutics, Inc.†	53,573
871	Liquidia Corp.†	36,922
134	Madrigal Pharmaceuticals, Inc.†	65,568
2,412	MeiraGTx Holdings plc†	18,355
737	Mirum Pharmaceuticals, Inc.†	76,073
1,273	Omnicell, Inc.†	61,741
4,087	Organogenesis Holdings, Inc., Class A†	16,348
1,608	ORIC Pharmaceuticals, Inc.†	16,498
1,206	Pennant Group, Inc. (The)†	33,310
1,407	Phreesia, Inc.†	18,896
2,613	Prime Medicine, Inc.†	9,956
Shares		Value
Common Stocks — 98.1%- (Continued)
Health Care — 20.4% — (Continued)
804	Protagonist Therapeutics, Inc.†	$65,767
1,005	PTC Therapeutics, Inc.†	75,908
871	Pulse Biosciences, Inc.†	12,046
804	Rapport Therapeutics, Inc.†	21,394
5,695	Recursion Pharmaceuticals, Inc., Class A†	23,862
2,010	Revolution Medicines, Inc.†	194,869
1,742	Sarepta Therapeutics, Inc.†	35,432
1,005	Scholar Rock Holding Corp.†	44,562
1,541	Schrodinger, Inc.†	21,528
1,742	SI-BONE, Inc.†	28,882
536	Soleno Therapeutics, Inc.†	20,668
1,139	Spyre Therapeutics, Inc.†	36,425
469	Stoke Therapeutics, Inc.†	14,229
1,139	Supernus Pharmaceuticals, Inc.†	54,854
1,206	Syndax Pharmaceuticals, Inc.†	24,494
536	Tarsus Pharmaceuticals, Inc.†	34,593
5,494	Taysha Gene Therapies, Inc.†	24,778
268	TransMedics Group, Inc.†	35,905
1,139	Travere Therapeutics, Inc.†	35,412
1,005	Twist Bioscience Corp.†	41,275
1,876	Tyra Biosciences, Inc.†	57,818
2,412	Ultragenyx Pharmaceutical, Inc.†	58,057
670	U.S. Physical Therapy, Inc.	56,193
576	Vaxcyte, Inc.†	30,856
1,608	Veracyte, Inc.†	61,233
1,206	Verastem, Inc.†	7,357
3,484	Xencor, Inc.†	42,122
		3,649,059

Industrials — 17.4%
67	Advanced Drainage Systems, Inc.	10,187
402	AGCO Corp.	45,591
14,874	Alight, Inc., Class A	22,757
2,010	Ameresco, Inc., Class A†	62,993
335	ArcBest Corp.	30,224
938	Arcosa, Inc.	107,373
402	Argan, Inc.	139,538
2,613	Array Technologies, Inc.†	29,592
670	Astec Industries, Inc.	32,642
536	AZZ, Inc.	66,619
335	Blue Bird Corp.†	16,854
2,345	BrightView Holdings, Inc.†	31,329
1,474	CECO Environmental Corp.†	99,392
536	Construction Partners, Inc., Class A†	58,896
536	CSG Systems International, Inc.	42,746
5,762	Custom Truck One Source, Inc.†	36,416
2,613	Deluxe Corp.	68,984
3,618	DNOW, Inc.†	54,957
1,340	Douglas Dynamics, Inc.	50,491
134	Dycom Industries, Inc.†	48,828
1,072	Enerpac Tool Group Corp., Class A	43,266
2,479	First Advantage Corp.†	33,467
1,406	Flowserve Corp.	109,880
2,814	Fluence Energy, Inc., Class A†	86,587
737	GATX Corp.	134,068
1,541	Genco Shipping & Trading, Ltd.	32,207
201	Generac Holdings, Inc.†	33,776
670	Greenbrier Cos., Inc. (The)	33,781
469	Griffon Corp.	38,200
1,340	GXO Logistics, Inc.†	75,831

Eventide Small Cap ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.1%- (Continued)
Industrials — 17.4% — (Continued)
5,762	Heartland Express, Inc.	$58,138
1,340	Helios Technologies, Inc.	86,805
4,757	Hillman Solutions Corp.†	44,573
201	Huron Consulting Group, Inc.†	33,969
402	Innodata, Inc.†	22,287
3,283	Janus International Group, Inc.†	22,521
469	JBT Marel Corp.	73,778
3,216	Legalzoom .com, Inc.†	28,590
201	Limbach Holdings, Inc.†	17,282
1,407	LSI Industries, Inc.	31,109
4,020	Marten Transport, Ltd.	49,446
2,211	Masterbrand, Inc.†	26,797
536	Modine Manufacturing Co.†	98,978
469	MSC Industrial Direct Co., Inc., Class A	39,555
2,412	Mueller Water Products, Inc., Class A	65,293
268	MYR Group, Inc.†	67,011
402	Nextpower, Inc., Class A†	47,070
4,489	Pitney Bowes, Inc.	46,820
2,613	Planet Labs PBC†	65,246
134	Powell Industries, Inc.	59,441
603	Primoris Services Corp.	89,395
2,747	Quanex Building Products Corp.	51,424
2,010	Resideo Technologies, Inc.†	68,863
3,082	RXO, Inc.†	44,936
4,020	Shoals Technologies Group, Inc., Class A†	37,949
335	Transcat, Inc.†	20,204
603	Trex Co, Inc.†	24,976
201	TriNet Group, Inc.	12,309
5,695	Vestis Corp.	37,188
268	Willdan Group, Inc.†	33,822
1,407	WillScot Holdings Corp.	28,182
536	Xometry, Inc., Class A†	30,622
,0.46%		3,142,051

Information Technology — 14.7%
3,484	A10 Networks, Inc.	60,761
670	ACM Research, Inc., Class A†	38,940
3,484	ADTRAN Holdings, Inc.†	32,122
469	Advanced Energy Industries, Inc.	119,764
469	Aeva Technologies, Inc.†	5,989
1,072	Alarm .com Holdings, Inc.†	52,292
1,474	Alkami Technology, Inc.†	31,234
804	Allegro MicroSystems, Inc.†	29,676
1,206	Alpha & Omega Semiconductor, Ltd.†	26,653
1,876	Applied Digital Corp.†	63,559
2,412	Arlo Technologies, Inc.†	30,608
3,417	Aurora Innovation, Inc., Class A†	14,351
2,478	AvePoint, Inc.†	28,819
670	Belden, Inc.	78,732
737	BILL Holdings, Inc.†	31,816
1,674	Braze, Inc., Class A†	34,853
737	Calix, Inc.†	32,922
871	Clear Secure, Inc., Class A	28,412
1,742	Cohu, Inc.†	49,717
469	Commvault Systems, Inc.†	40,193
1,206	Consensus Cloud Solutions, Inc.†	25,760
1,206	DigitalOcean Holdings, Inc.†	66,631
670	Diodes, Inc.†	39,657
1,139	Domo, Inc., Class B†	6,686
938	Enphase Energy, Inc.†	34,687
Shares		Value
Common Stocks — 98.1%- (Continued)
Information Technology — 14.7% — (Continued)
871	ePlus, Inc.	$74,741
3,283	Evolv Technologies Holdings, Inc.†	20,322
2,211	Five9, Inc.†	39,046
603	FormFactor, Inc.†	42,505
2,210	Freshworks, Inc., Class A†	23,824
4,622	Grid Dynamics Holdings, Inc.†	38,224
670	Hackett Group, Inc. (The)	12,228
3,015	Harmonic, Inc.†	29,306
1,139	I3 Verticals, Inc., Class A†	25,297
1,742	Ichor Holdings, Ltd.†	52,852
334	Impinj, Inc.†	46,125
335	InterDigital, Inc.	109,358
402	Itron, Inc.†	39,830
1,675	Kimball Electronics, Inc.†	50,602
1,072	Klaviyo, Inc., Class A†	23,809
1,741	Kyndryl Holdings, Inc.†	40,043
804	Lattice Semiconductor Corp.†	64,738
603	Life360, Inc.†	34,546
3,015	Navitas Semiconductor Corp., Class A†	25,869
2,478	nCino, Inc.†	52,905
2,010	NETGEAR, Inc.†	42,029
1,407	NextNav, Inc.†	20,205
736	Novanta, Inc.†	99,021
804	Photronics, Inc.†	27,794
3,014	Rapid7, Inc.†	35,927
9,313	Ribbon Communications, Inc.†	24,400
871	Rogers Corp.†	84,696
1,072	ScanSource, Inc.†	46,085
536	Silicon Laboratories, Inc.†	76,353
134	SiTime Corp.†	48,657
3,952	Sprout Social, Inc., Class A†	35,766
1,005	Synaptics, Inc.†	82,924
871	Ultra Clean Holdings, Inc.†	38,045
871	Vertex, Inc., Class A†	16,157
1,340	Vontier Corp.	50,250
3,417	Weave Communications, Inc.†	22,211
2,478	Zeta Global Holdings Corp., Class A†	46,041
,1.38%		2,647,565

Materials — 3.8%
1,474	Cabot Corp.	106,408
3,752	Century Aluminum Co.†	170,078
5,293	Element Solutions, Inc.	154,026
1,072	Greif, Inc., Class A	75,705
670	Louisiana-Pacific Corp.	56,106
804	Sylvamo Corp.	39,348
1,809	TriMas Corp.	62,899
268	United States Lime & Minerals, Inc.	32,302
,2.47%		696,872

Real Estate — 3.4%
13,333	Compass, Inc., Class A†	166,929
2,881	Forestar Group, Inc.†	74,964
335	Jones Lang LaSalle, Inc.†	119,900
4,555	Marcus & Millichap, Inc.	123,896
6,834	Newmark Group, Inc., Class A	121,850
		607,539

Eventide Small Cap ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.1% — (Continued)
Utilities — 4.7%
5,427	AES Corp. (The)	$79,506
1,608	Black Hills Corp.	117,352
1,207	Clearway Energy, Inc., Class C	43,633
1,005	H2O America	52,300
4,087	MDU Resources Group, Inc.	83,824
1,742	OGE Energy Corp.	76,091
871	Ormat Technologies, Inc.	108,822
1,139	Pinnacle West Capital Corp.	106,564
1,540	Southwest Gas Holdings, Inc.	127,543
4,288	XPLR Infrastructure LP†	41,765
,4.81%		837,400

Total Common Stocks (Cost $17,249,472)		$17,623,366

Total Investments — 98.1%
(Cost $17,249,472)		$17,623,366
Net other assets (liabilities) — 1.9%		345,196

Net Assets — 100.0%		$17,968,562

LP — Limited Partnership
PBC — Public Benefit Corporation
PLC — Public Limited Company
†	Non-income producing security

Eventide US Market ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.5%
Communication Services — 0.8%
22,380	Cargurus, Inc., Class A†	$725,112
13,586	MediaAlpha, Inc., Class A†	138,985
6,896	Trade Desk, Inc. (The), Class A†	209,156
		1,073,253

Consumer Discretionary — 8.1%
8,822	Aptiv plc†	668,267
341	AutoZone, Inc.†	1,263,163
8,043	Chewy, Inc., Class A†	234,132
2,647	D.R. Horton, Inc.	393,979
3,259	Deckers Outdoor Corp.†	388,930
1,488	Garmin, Ltd.	300,040
6,578	Home Depot, Inc. (The)	2,464,052
7,924	Lowe’s Cos, Inc.	2,116,183
4,249	Magna International, Inc.	217,294
15,714	O’Reilly Automotive, Inc.†	1,546,415
1,547	Patrick Industries, Inc.	195,185
4,230	PulteGroup, Inc.	529,131
14,315	QuantumScape Corp., Class A†	126,688
2,349	Stride, Inc.†	198,725
2,288	Toll Brothers, Inc.	330,593
6,933	VF Corp.	135,817
1,448	Wayfair, Inc., Class A†	149,854
		11,258,448

Consumer Staples — 0.6%
12,430	McCormick & Co., Inc.	768,547
,2.96%		768,547

Energy — 2.9%
2,081	Cheniere Energy, Inc.	440,173
1,956	ConocoPhillips	203,874
19,029	Exxon Mobil Corp.	2,690,701
1,881	Valero Energy Corp.	341,270
5,778	Williams Cos., Inc. (The)	388,628
,0.97%		4,064,646

Financials — 13.6%
11,405	Aflac, Inc.	1,265,385
5,530	American Express Co	1,947,500
3,834	Arthur J. Gallagher & Co.	956,085
3,309	Cincinnati Financial Corp.	532,385
1,211	East West Bancorp, Inc.	138,587
20,793	Fifth Third Bancorp	1,044,224
1,967	Global Payments, Inc.	141,113
6,303	Houlihan Lokey, Inc., Class A	1,060,921
42,301	Huntington Bancshares, Inc.	739,421
1,549	Lemonade, Inc.†	134,345
15,841	MGIC Investment Corp.	426,440
2,958	Moody’s Corp.	1,525,026
1,534	MSCI, Inc., Class A	934,543
15,152	Nasdaq, Inc.	1,468,077
7,053	Progressive Corp. (The)	1,467,023
22,834	Regions Financial Corp.	650,769
6,786	Rocket Cos., Inc., Class A	121,673
3,101	S&P Global, Inc.	1,636,678
19,789	SoFi Technologies, Inc.†	451,387
9,021	Toast, Inc., Class A†	280,643
1,343	Tradeweb Markets, Inc., Class A	138,423
29,905	Truist Financial Corp.	1,537,716
2,033	W R Berkley Corp.	139,423
Shares		Value
Common Stocks — 99.5% — (Continued)
Financials — 13.6% — (Continued)
,2.09%		$18,737,787

Health Care — 10.9%
934	Alnylam Pharmaceuticals, Inc.†	315,748
4,176	Amgen, Inc.	1,427,690
15,355	Boston Scientific Corp.†	1,436,153
2,590	CG oncology, Inc.†	134,810
1,885	Dexcom, Inc.†	137,680
5,043	Doximity, Inc., Class A†	188,961
4,603	Edwards Lifesciences Corp.†	374,500
2,070	Eli Lilly & Co.	2,146,901
1,773	GE HealthCare Technologies, Inc.	140,014
1,274	Guardant Health, Inc.†	145,287
717	IDEXX Laboratories, Inc.†	480,720
1,690	Incyte Corp.†	169,118
1,710	Insmed, Inc.†	268,248
1,803	Intuitive Surgical, Inc.†	909,109
17,266	Medtronic plc	1,777,706
100	Mettler-Toledo International, Inc.†	137,324
1,719	Palvella Therapeutics, Inc.†	131,830
1,741	Protagonist Therapeutics, Inc.†	142,414
981	Quest Diagnostics, Inc.	183,476
1,641	Revolution Medicines, Inc.†	159,095
18,341	Royalty Pharma plc, Class A	764,453
1,306	STERIS plc	342,956
4,458	Stryker Corp.	1,647,498
296	United Therapeutics Corp.†	138,969
2,464	Veeva Systems, Inc., Class A†	502,459
6,343	Zoetis, Inc., Class A	791,733
		14,994,852

Industrials — 14.6%
1,069	AerCap Holdings NV	153,573
390	Argan, Inc.	135,373
3,402	Automatic Data Processing, Inc.	839,681
634	Axon Enterprise, Inc.†	306,590
1,097	Bloom Energy Corp., Class A†	166,053
2,944	Canadian Pacific Kansas City, Ltd.	218,857
3,021	Caterpillar, Inc.	1,985,885
309	Comfort Systems USA, Inc.	352,909
7,584	Copart, Inc.†	307,759
3,518	Emerson Electric Co.	517,005
3,385	Expeditors International of Washington, Inc.	543,428
16,489	Fastenal Co.	714,963
3,304	Ferguson Enterprises, Inc.	834,128
498	FTAI Aviation, Ltd.	135,615
1,487	GE Vernova, Inc.	1,080,112
5,646	Illinois Tool Works, Inc.	1,475,074
972	Old Dominion Freight Line, Inc.	168,350
4,417	Otis Worldwide Corp.	377,300
3,654	Paychex, Inc.	376,837
1,155	Quanta Services, Inc.	548,197
2,473	RB Global, Inc.	280,859
5,328	Republic Services, Inc., Class A	1,146,000
2,534	Rockwell Automation, Inc.	1,068,461
2,210	Rollins, Inc.	139,981
1,384	Snap-on, Inc.	506,696
9,158	SS&C Technologies Holdings, Inc.	749,949

Eventide US Market ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.5% — (Continued)
Industrials — 14.6% — (Continued)
367	Sterling Infrastructure, Inc.†	$131,353
1,750	Trane Technologies plc	736,015
7,412	Union Pacific Corp.	1,742,562
486	United Rentals, Inc.	380,081
2,037	Vertiv Holdings Co., Class A	379,249
6,080	Waste Management, Inc.	1,351,218
3,482	Xylem, Inc.	480,063
,0.75%		20,330,176

Information Technology — 34.6%
5,237	Advanced Micro Devices, Inc.†	1,239,755
6,719	Arista Networks, Inc.†	952,351
31,693	Aurora Innovation, Inc., Class A†	133,111
11,688	AvePoint, Inc.†	135,931
3,976	Bentley Systems, Inc., Class B	139,637
11,269	Broadcom, Inc.	3,733,420
4,455	Cadence Design Systems, Inc.†	1,320,284
1,537	CDW Corp.	194,261
2,587	Ciena Corp.†	651,432
4,523	Confluent, Inc., Class A†	138,132
1,375	CoreWeave, Inc., Class A†	128,136
2,095	Credo Technology Group Holding, Ltd.†	262,462
2,465	Crowdstrike Holdings, Inc., Class A†	1,088,063
5,691	Datadog, Inc., Class A†	735,960
4,525	Dell Technologies, Inc., Class C	517,841
8,342	Docusign, Inc., Class A†	438,289
7,652	Dynatrace, Inc.†	291,465
1,899	Entegris, Inc.	224,215
275	Fabrinet†	134,596
161	Fair Isaac Corp.†	235,570
9,191	Flex, Ltd.†	579,401
12,704	Fortinet, Inc.†	1,032,327
30,081	Gen Digital, Inc.	721,643
4,005	Gitlab, Inc., Class A†	140,095
2,415	Guidewire Software, Inc.†	339,935
937	HubSpot, Inc.†	262,360
468	InterDigital, Inc.	152,774
2,781	Intuit, Inc.	1,387,498
862	KLA Corp.	1,230,884
6,149	Klaviyo, Inc., Class A†	136,569
6,267	Lam Research Corp.	1,463,094
2,468	Life360, Inc.†	141,392
757	Lumentum Holdings, Inc.†	296,623
1,949	Manhattan Associates, Inc.†	294,318
3,611	Micron Technology, Inc.	1,498,132
1,082	MongoDB, Inc., Class A†	401,779
285	Monolithic Power Systems, Inc.	320,383
3,651	Motorola Solutions, Inc.	1,469,674
4,484	NetApp, Inc.	432,033
5,883	Nutanix, Inc., Class A†	231,378
52,574	NVIDIA Corp.	10,048,468
3,661	Okta, Inc., Class A†	309,281
7,354	Palo Alto Networks, Inc.†	1,301,437
5,330	Procore Technologies, Inc.†	301,092
5,271	Pure Storage, Inc., Class A†	366,545
6,686	Qualcomm, Inc.	1,013,531
2,507	Roper Technologies, Inc.	930,674
2,731	Rubrik, Inc., Class A†	152,799
6,971	Samsara, Inc., Class A†	195,537
498	Sandisk Corp.†	286,973
Shares		Value
Common Stocks — 99.5% — (Continued)
Information Technology — 34.6% — (Continued)
5,441	SAP SE ADR	$1,093,859
1,284	Seagate Technology Holdings plc	523,474
12,356	ServiceNow, Inc.†	1,445,777
1,728	Shopify, Inc., Class A†	226,765
3,627	Snowflake, Inc., Class A†	698,923
1,645	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	543,771
945	Teradyne, Inc.	227,792
13,129	Trimble, Inc.†	887,520
1,223	Tyler Technologies, Inc.†	451,776
10,410	UiPath, Inc., Class A†	131,062
4,944	Workday, Inc., Class A†	868,315
2,548	Zscaler, Inc.†	509,625
		47,742,199

Materials — 4.3%
2,117	Air Products and Chemicals, Inc.	576,883
4,154	Ecolab, Inc.	1,171,386
6,845	International Paper Co.	275,990
3,843	Linde plc	1,756,136
485	Martin Marietta Materials, Inc.	316,196
1,863	PPG Industries, Inc.	215,419
2,807	Sherwin-Williams Co. (The)	995,474
1,432	Steel Dynamics, Inc.	257,144
1,050	Vulcan Materials Co.	315,567
,2.63%		5,880,195

Real Estate — 3.3%
3,252	American Tower Corp.	583,019
1,680	AvalonBay Communities, Inc.	298,486
5,026	CBRE Group, Inc., Class A†	856,079
1,546	Digital Realty Trust, Inc.	256,559
571	Equinix, Inc.	468,751
7,132	Equity Residential	444,466
11,453	Prologis, Inc.	1,495,304
848	SBA Communications Corp., Class A	156,125
,3.79%		4,558,789

Utilities — 5.8%
9,959	American Electric Power Co, Inc.	1,192,839
1,856	Consolidated Edison, Inc.	197,905
1,172	Constellation Energy Corp.	328,957
4,234	Dominion Energy, Inc.	254,760
12,767	Duke Energy Corp.	1,549,275
1,437	Entergy Corp.	137,794
13,154	NextEra Energy, Inc.	1,156,237
2,943	NRG Energy, Inc.	449,190
3,647	Public Service Enterprise Group, Inc.	300,367
8,865	Sempra	771,344
14,965	Southern Co. (The)	1,336,524
385	Talen Energy Corp.†	134,119
1,168	Vistra Corp.	184,952
,3.12%		7,994,263

Total Common Stocks (Cost $128,680,888)		$137,403,155

Total Investments — 99.5%
(Cost $128,680,888)		$137,403,155
Net other assets (liabilities) — 0.5%		678,808

Net Assets — 100.0%		$138,081,963

Eventide US Market ETF (Continued)	January 31, 2026 (Unaudited)

Portfolio of Investments

ADR — American Depositary Receipt
MSCI — Morgan Stanley Capital International
NV — Naamloze Vennootschap (Dutch Stock Company)
PLC — Public Limited Company
S&P — Standard and Poor’s
SE — Societas Europaea (European Company)
†	Non-income producing security